FINANCIAL INSTRUMENTS (Details 17) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 9,793,133	$ 7,616,658
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,901,520		$ 1,819,427
Term loan credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	0		273,686
Term loan credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 212,487		$ 212,301